                        May 1, 2001

                        Berger IPT Funds

                        Prospectus

                        [BERGER FUNDS LOGO]


                        BERGER IPT - LARGE CAP GROWTH FUND


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

Berger IPT - Large Cap Growth Fund is a servicemark of Berger LLC; the Berger Mountain logo is a registered trademark of Berger LLC and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



THE BERGER IPT - LARGE CAP GROWTH FUND(SM) is a no-load mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.




Berger IPT - Large Cap Growth Fund(SM) ....................................................................  4

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ....................................................  6

Risk and Investment Table .................................................................................  7

Risk and Investment Glossary ..............................................................................  8

BUYING AND SELLING (REDEEMING) SHARES ..................................................................... 10

Fund Share Price .......................................................................................... 10

Other Information ......................................................................................... 10

Privacy Notice ............................................................................................ 10

Distributions and Taxes ................................................................................... 11

ORGANIZATION OF THE FUND .................................................................................. 12

FINANCIAL HIGHLIGHTS ...................................................................................... 13



You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan.




                 Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

4


BERGER IPT -- LARGE CAP
GROWTH FUND
--------------------------------------------------------------------------------


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have the potential for growth.

Security selection focuses on the common stocks of companies that have demonstrated a history of growth in revenue and earnings.


The Fund's investment manager generally looks for companies with:


     o    Opportunities for above-average revenue and earnings growth


     o    Strong market positions for their products and services

     o Strong, seasoned management teams with well-established and clearly defined strategies.


Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's). The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risk. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. In addition, if the Fund does engage in active trading, this will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

                  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [CHART]

                              1997           24.99%
                              1998           25.03%
                              1999           59.05%
                              2000          (10.75)%


                              Best quarter:   12/31/99          39.65%

                              Worst quarter:  12/31/00         (19.02)%



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500), an unmanaged index, with dividends reinvested, that consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and, unlike the Fund, it does not incur fees or charges.




Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000(1)




                                                 Life of the Fund
                       1 Year           3 Year     (May 1, 1996)
--------------------------------------------------------------------------------
The Fund              (10.75)%          21.08%        21.38%
S&P 500                (9.10)%          12.26%        18.02%
--------------------------------------------------------------------------------



(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.


FUND EXPENSES

The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly annual fund operating expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                       %
--------------------------------------------------------------------------------
Management fee                                                        .75
Other expenses                                                        .15
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  .90
--------------------------------------------------------------------------------



UNDERSTANDING EXPENSES

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:



Years                                                                       $
--------------------------------------------------------------------------------
One                                                                        92
Three                                                                     287
Five                                                                      498
Ten                                                                     1,108
--------------------------------------------------------------------------------




                 Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

6

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS
--------------------------------------------------------------------------------

BEFORE YOU INVEST. . .


in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.


Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:


Y (Note: character is a hollow Y) Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.



<    Yes, the security or technique is permitted by the Fund.


F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)


5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.


25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.


33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.


[ ] (Note: character is a hollow 5) Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

[ ] [ ] [ ] (Note: character is a hollow 15) Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.

Notes to table:

1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

BERGER IPT FUNDS                                           Berger IPT -
--------------------------------------------------------------------------------
                                                           Large Cap Growth Fund


RISK AND INVESTMENT TABLE

Diversification                                                                F

Small and mid-sized company securities                                         <
Market, liquidity and information risk

Foreign securities                                                             <
Market, currency, transaction, liquidity, information and political risk

Sector focus                                                                   <
Market and liquidity risk

Convertible securities(1)                                                      Y
Market, interest rate, prepayment and credit risk

Investment grade bonds (nonconvertible)                                        <
Interest rate, market, call and credit risk

Companies with limited operating histories                                    5F
Market, liquidity and information risk

Illiquid and restricted securities                                   [ ] [ ] [ ]
Market, liquidity and transaction risk

Special situations                                                             <
Market and information risk

Initial Public Offerings (IPOs)                                                <
Market, liquidity and information risk

Temporary defensive measures                                                   <
Opportunity risk

Lending portfolio securities                                                33.3
Credit risk

Borrowing                                                                     5F
Leverage risk

HEDGING STRATEGIES
Financial futures(2)                                                         [ ]
Hedging, correlation, opportunity and leverage risk

Forward foreign currency contracts(2)                                          <
Hedging, credit, correlation, opportunity and leverage risk

Options(2) (exchange-traded and over-the-counter)                            [ ]
Hedging, credit, correlation and leverage risk

Writing (selling) covered call options(2)                                     25
(exchange-traded and over-the-counter) Opportunity, credit and leverage risk


                 Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

8

RISK AND INVESTMENT
GLOSSARY
--------------------------------------------------------------------------------

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.


CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.


CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way the Fund's manager expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.


FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract.


Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.


MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.


OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar, but settle in cash.


POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES may be taken when the Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring, by the Fund's primary custodian, of the custodial risks of using the depository.


WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").


                 Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

10

BUYING AND SELLING
(REDEEMING) SHARES
--------------------------------------------------------------------------------


The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in Fund shares only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds. Purchases must be made in U.S. dollars drawn on U.S. banks.


The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of its shares outstanding.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

Fund shares are purchased or redeemed at the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.

Payment for redeemed shares generally will be made within three business days following the date of the redemption request. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION


REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you may incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.



Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------



The Fund does not share, distribute or sell this information to any outside company or individual. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses the highest levels of internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds privacy policy may be changed or modified at any time.


DISTRIBUTIONS AND TAXES


The Fund generally make two kinds of distributions:


o    Capital gains from the sale of portfolio securities held by the Fund.

o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed.


The Fund intends to declare dividends representing its net investment income annually, normally in December. It is also the Fund's present policy to distribute annually all of its net realized capital gains.


All distributions are reinvested automatically in Fund shares unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on its tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.



                 Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

12

ORGANIZATION OF THE
FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGERS


BERGER LLC, (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the Fund's investment operations. For the most recent fiscal year, the Fund paid Berger LLC an advisory fee of 0.75% of its average daily net assets. Berger LLC also provides administrative services to the Fund.

JAY W. TRACEY, CFA, and STEVEN L. FOSSEL, CFA were appointed team portfolio managers of the Fund in January 2001. Mr. Tracey has managed growth funds since joining Berger LLC as Executive Vice President and Chief Investment Officer in June 2000. From November 1995 to May 2000, he was Vice President and Portfolio Manager of Oppenheimer Funds where he managed emerging growth funds. Mr. Tracey has more than 24 years of experience in the investment management industry. Mr. Fossel, Vice President of Berger LLC, managed the fund on an interim basis from August 2000 to January 2001. He joined Berger in March 1998 as a Senior Equity Analyst and in June 2000 assumed management of the Berger Balanced Fund and co-management of the Berger Select Fund. Previously, Mr. Fossel was Vice President (from January 1996 to February 1998) and an equity analyst (from 1992 to January 1996) with Salomon Brothers Asset Management and assistant portfolio manager of the Salomon Total Return Fund from January 1997 to February 1998. Mr. Fossel has more than 9 years of experience in the investment management industry.


PAST PERFORMANCE OF SIMILAR FUND

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out below is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the Fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information below:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's advisor, without which performance would be lower.

o The information below does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.


AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR FUND (AS OF DECEMBER 31,
2000)




                                                     BERGER
                                                    LARGE CAP
                                        THE FUND   GROWTH FUND(1)
--------------------------------------------------------------------------------
1 Year                                   (10.75)%   (11.26)%

Since Inception of the Fund  (5/1/96)     21.38%     20.08%

5 Year                                      N/A      19.99%

10 Year                                     N/A      19.31%
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger Large Cap Growth Fund had assets of approximately $543,275,000.

PORTFOLIO TURNOVER


Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."



Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

Berger IPT-Large Cap Growth Fund


For a Share Outstanding Throughout the Period




                                                                                   Years Ended December 31,
                                                                2000         1999           1998            1997         1996(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     26.45    $     16.63   $     13.39    $     11.14    $   10.00
---------------------------------------------------------------------------------------------------------------------------------
From investment operations
      Net investment income                                        0.05           0.02          0.10           0.01         0.10
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions             (2.90)          9.80          3.25           2.75         1.04
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (2.85)          9.82          3.35           2.76         1.14
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (from net investment income)                         --             --         (0.11)(5)      (0.10)          --
      Distributions (from net realized gains on investments)         --             --            --          (0.39)          --
      Distributions (in excess of net realized gains
        on investments)                                           (0.62)            --            --          (0.02)          --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                 (0.62)            --         (0.11)         (0.51)          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $     22.98    $     26.45   $     16.63    $     13.39    $   11.14
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                  (10.75)%        59.05%        25.03%         24.99%       11.40%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period                             $56,018,925    $24,871,949   $ 9,084,022    $ 1,501,118    $ 344,373
      Net expense ratio to average net assets(3)                   0.90%          1.00%         1.00%          1.00%        1.00%(4)
      Ratio of net investment income (loss)
         to average net assets                                     0.38%          0.10%         1.10%          1.39%        1.80%(4)
      Gross expense ratio to average net assets                    0.90%          1.19%         1.99%          9.62%        7.70%(4)
      Portfolio turnover rate(2)                                     64%           149%          426%           215%          60%


1. For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

2.   Not annualized.

3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

4.   Annualized.


5. Distributions in excess of net investment income for the year ended December 31, 1998 amounted to less than $0.01 per share.



                 Berger IPT Funds o May 1, 2001 Large Cap Growth Fund Prospectus

FOR MORE INFORMATION:

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by calling or writing either a participating insurance company or the Funds at:

Berger Funds
P.O. Box 5005
Denver, CO 80217
(800) 259-2820
bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: public info@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367


o Berger IPT - Large Cap Growth Fund



                                                                 5/01 IPTLCGPROS

                        May 1, 2001


                        Berger IPT Funds

                        Prospectus

                        [BERGER FUNDS LOGO]

                        BERGER IPT - SMALL COMPANY GROWTH FUND


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

Berger IPT - Small Company Growth Fund is a registered servicemark of Berger LLC; the Berger Mountain logo is a registered trademark of Berger LLC and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



THE BERGER IPT - SMALL COMPANY GROWTH FUND(R) is no-load mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.



Berger IPT - Small Company Growth Fund(R) .................................    4

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ....................    6

Risk and Investment Table .................................................    7

Risk and Investment Glossary ..............................................    8

BUYING AND SELLING (REDEEMING) SHARES .....................................   10

Fund Share Price ..........................................................   10

Privacy Notice ............................................................   10

Other Information .........................................................   10

Distributions and Taxes ...................................................   11

ORGANIZATION OF THE FUND ..................................................   12

FINANCIAL HIGHLIGHTS ......................................................   13


You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan.


       Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

4

BERGER IPT --
SMALL COMPANY
GROWTH FUND
--------------------------------------------------------------------------------


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry. The Fund's investment manager generally looks for companies with:


o An innovative technology, product or service that may enable the company to be a market share leader


o Strong entrepreneurial management with clearly defined strategies for growth

o    Relatively strong balance sheets.

Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

                  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [CHART]

                                  1997       21.21%
                                  1998        1.87%
                                  1999       91.45%
                                  2000       (6.55)%


               BEST QUARTER:  12/31/99           55.28%

               WORST QUARTER:  9/30/98          (26.82)%



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000, an unmanaged index, with dividends reinvested, that consists of the common stocks of 2,000 U.S. companies. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000 and, unlike the Fund, it does not incur fees or charges.



Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------




AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000



                                                             Life of the Fund
                       1 Year              3 Year              (May 1, 1996)
--------------------------------------------------------------------------------
The Fund               (6.55)%             22.15%                 18.37%
Russell 2000           (3.02)%              4.65%                  8.68%
--------------------------------------------------------------------------------


FUND EXPENSES

The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly annual fund operating expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
Management fee                                                               .85
Other expenses                                                               .13
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         .98
--------------------------------------------------------------------------------




UNDERSTANDING EXPENSES

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One                                                                          100
Three                                                                        312
Five                                                                         542
Ten                                                                        1,201
--------------------------------------------------------------------------------




       Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

6

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS
--------------------------------------------------------------------------------


BEFORE YOU INVEST. . .


in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.


Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:


Y Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.


<    (Note: character is a hollow Y) Yes, the security or technique is permitted by the Fund.

F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.


33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.


[ ] (Note: character is a hollow 5) Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

[ ] [ ] [ ] (Note: character is a hollow 15) Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.

Notes to Table:

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.



Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------
RISK AND INVESTMENT TABLE


                                                                           BERGER IPT -
                                                                              SMALL
                                                                             COMPANY
                                                                              GROWTH
                                                                               FUND
                                                                           ------------
Diversification                                                                F

Small And mid-sized company securities                                         Y
Market, liquidity and information risk

Foreign securities                                                             <
Market, currency, transaction,
liquidity, information and
political risk

Sector focus                                                                   Y
Market and liquidity risk

Convertible securities(1)                                                      <
Market, interest rate,
prepayment and credit risk

Investment grade bonds (nonconvertible)                                        <
Interest rate, market, call
and credit risk

Companies with limited operating histories                                     <
Market, liquidity and information risk

Illiquid and restricted securities                                   [ ] [ ] [ ]
Market, liquidity and transaction risk

Special situations                                                             <
Market and information risk

Initial Public Offerings (IPOs)                                                <
Market, liquidity and information risk

Temporary defensive measures                                                   <
Opportunity risk

Lending portfolio securities                                                33.3
Credit risk

Borrowing                                                                    25F
Leverage risk

HEDGING STRATEGIES
Financial futures(2)                                                         [ ]
Hedging, correlation, opportunity
and leverage risk

Forward foreign currency contracts(2)                                          <
Hedging, credit, correlation,
opportunity and leverage risk

Options(2) (exchange-traded and
over-the-counter)                                                            [ ]
Hedging, credit, correlation and
leverage risk

Writing (selling) covered call options(2)                                     25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk



       Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

8

RISK AND INVESTMENT
GLOSSARY
--------------------------------------------------------------------------------


BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.


CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.


CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way the Fund's manager expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.


FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.


INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.




Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.


LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract.


LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.


MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.


OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar, but settle in cash.


POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES may be taken when the Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring, by the Fund's primary custodian, of the custodial risks of using the depository.


WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party, which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").



       Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

10

BUYING AND SELLING
(REDEEMING) SHARES
--------------------------------------------------------------------------------



The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in Fund shares only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds. Purchases must be made in U.S. dollars drawn on U.S. banks.


The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of its shares outstanding.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

Fund shares are purchased or redeemed at the share price next calculated after a purchase or redemption request is received in good order by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.

Payment for redeemed shares generally will be made within three business days following the date of the redemption request. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION


REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you may incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.




Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------



The Fund does not share, distribute or sell this information to any outside company or individual. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses the highest levels of internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds privacy policy may be changed or modified at any time.


DISTRIBUTIONS AND TAXES


The Fund generally make two kinds of distributions:


o    Capital gains from the sale of portfolio securities held by the Fund.

o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed.

The Fund intends to declare dividends representing its net investment income annually, normally in December. It is also the Fund's present policy to distribute annually all of its net realized capital gains.

All distributions are reinvested automatically in Fund shares unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on its tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.



       Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

12

ORGANIZATION OF THE
FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGERS


Berger LLC, (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor, or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the Fund's investment operations. For the most recent fiscal year, the Fund paid Berger LLC an advisory fee of 0.85% of its average daily net assets. Berger LLC also provides administrative services to the Fund.

Paul A. LaRocco, CFA, Vice President of Berger LLC, assumed management of the Fund in January 2001 when he joined Berger LLC. Prior to joining Berger, Mr. LaRocco co-managed small and mid-cap funds for Montgomery Asset Management from January 2000 to December 2000. From March 1998 to December 1999, he was a Senior Portfolio Manager for small and mid cap growth funds at Founders Asset Management and from 1993 to March 1998, he was a Portfolio Manager for small and mid-cap funds with Oppenheimer Funds. Mr. LaRocco has more than 10 years of experience in the investment management industry.


PAST PERFORMANCE OF SIMILAR FUND

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out below is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the Fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information below:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's advisor, without which performance would be lower.

o The information below does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.


AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR FUND
(AS OF DECEMBER 31, 2000)





                                                                         BERGER
                                                                         SMALL
                                                                         COMPANY
                                                                         GROWTH
                                                 THE FUND                FUND(1)
--------------------------------------------------------------------------------
1 Year                                           (6.55)%                 (8.27)%

Since Inception of the Fund (5/1/96)             18.37%                  18.57%

5 Year                                             N/A                   21.28%

Since Inception of the Berger
Small Company Growth Fund (12/30/93)               N/A                   21.84%
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger Small Company Growth Fund had assets of approximately $1,162,051,000.

PORTFOLIO TURNOVER


Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."



Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Financial Highlights


The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.


Berger IPT-Small Company Growth Fund


For a Share Outstanding Throughout the Period



                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                           2000           1999           1998           1997            1996(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     23.51    $     12.28    $     12.06    $      9.95     $     10.00
-----------------------------------------------------------------------------------------------------------------------------------
From investment operations
      Net investment income                                      --             --             --           0.00(5)         0.01
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions         (1.56)         11.23           0.23           2.11           (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (1.56)         11.23           0.23           2.11           (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (in excess of net investment income)             --             --          (0.01)            --              --
      Distributions (in excess of net realized gains
        on investments)                                       (0.34)            --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                             (0.34)            --          (0.01)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     21.61    $     23.51    $     12.28    $     12.06     $      9.95
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                               (6.55)%        91.45%          1.87%         21.21%          (0.50)%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
      Net assets, end of period                         $83,482,960    $41,334,809    $ 9,858,303    $ 2,719,559     $   291,362
      Net expense ratio to average net assets(3)               0.98%          1.15%          1.15%          1.15%           1.15%(4)
      Ratio of net investment income (loss)
         to average net assets                                (0.16)%        (0.56)%        (0.11)%         0.05%           0.14%(4)
      Gross expense ratio to average net assets                0.98%          1.53%          2.19%          5.81%           8.57%(4)
      Portfolio turnover rate(2)                                111%           179%           147%           194%             80%


(1) For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.


(5)  Amount represents less than $0.01 per share.




       Berger IPT Funds o May 1, 2001 IPT - Small Company Growth Fund Prospectus

FOR MORE INFORMATION:


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by calling or writing either a participating insurance company or the Fund at:

Berger Funds
P.O. Box 5005
Denver, CO 80217
(800) 259-2820
bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at sec.gov.


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367

o Berger IPT - Small Company Growth Fund


                                                               5/01 1PTSCGPROS

                        May 1, 2001



                        Berger IPT Funds


                        Prospectus

                        [BERGER FUNDS LOGO]



                        BERGER IPT - INTERNATIONAL FUND


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

The Berger Mountain logo is a registered trademark of Berger LLC, and the Berger IPT - International Fund is a trademark of Berger LLC and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



THE BERGER IPT - INTERNATIONAL FUND(R) is a no-load mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.




Berger IPT - International Fund(R) ........................................    4



INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ....................    6

Risk and Investment Table .................................................    7

Risk and Investment Glossary ..............................................    8

BUYING AND SELLING (REDEEMING) SHARES .....................................   10

Fund Share Price ..........................................................   10

Other Information .........................................................   10

Privacy Notice ............................................................   10

Distributions and Taxes ...................................................   11

ORGANIZATION OF THE FUND ..................................................   12

FINANCIAL HIGHLIGHTS ......................................................   14




You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan.



              Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

4

BERGER IPT --
INTERNATIONAL FUND
--------------------------------------------------------------------------------

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.


The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Fund's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.


The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Fund has been weighted toward the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Fund's assets are invested in mid-sized to large capitalization companies. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.


PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries-specifically, economic, market, currency, liquidity, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts which may present hedging, credit, correlation, opportunity and leverage risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year by-Year returns show you how the Fund's performance varied by illustrating the differences for each full calendar year since the Fund began.

                  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31,


                                    [CHART]

                                1998         16.13%
                                1999         31.24%
                                2000        (10.18)%




                    BEST QUARTER:  12/31/99           21.19%

                    WORST QUARTER:  9/30/98          (16.53)%


Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (EAFE Index), an unmanaged index, with dividends reinvested, that represents major overseas stock markets. While the Fund does not seek to match the returns of the EAFE Index, this index is a good indicator of foreign stock markets. You may not invest in the EAFE Index and, unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000



                                                            Life of the Fund
                       1 Year             3 Year              (May 1, 1997)
--------------------------------------------------------------------------------
The Fund               (10.18)%           11.04%                  8.31%
EAFE Index             (13.96)%            9.64%                  8.70%
--------------------------------------------------------------------------------


FUND EXPENSES

The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly annual fund operating expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                           %
--------------------------------------------------------------------------------
Management fee(1)                                                          .85
Other expenses                                                            1.27
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      2.12
Fee Waiver and Reimbursement(2)                                           (.92)
--------------------------------------------------------------------------------
Net Expenses                                                              1.20
--------------------------------------------------------------------------------



(1) Effective May 12, 2000, the investment advisory fee charged to the Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million of average daily net assets; 0.80% of the next $500 million and 0.75% of all amounts in excess of $1 billion. The amount shown reflects the restated advisory fee.

(2) Under a written contract, the Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


UNDERSTANDING EXPENSES


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


YEARS                                                                        $
--------------------------------------------------------------------------------
One                                                                          122
Three                                                                        381
Five                                                                         660
Ten                                                                        1,455
--------------------------------------------------------------------------------




              Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

6

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS
--------------------------------------------------------------------------------



BEFORE YOU INVEST. . .


in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.


Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:


Y Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.


> (Note: character is a hollow Y) Yes, the security or technique is permitted by the Fund.

N    No, the security or technique is not permitted by the Fund.

F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

[ ] [ ] [ ] (Note: CHARACTER IS A HOLLOW 15) Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.

Notes to table:

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

(2) The Fund may use forwards only for hedging. The Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's securities denominated in a particular foreign currency.



Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------

RISK AND INVESTMENT TABLE




                                                               BERGER
                                                                IPT -
                                                            INTERNATIONAL
                                                                FUND
                                                            -------------

Diversification                                                  F


Small and mid-sized company securities                           >
Market, liquidity and information risk

Foreign securities                                               Y
Market, currency, transaction, liquidity,
information and political risk

Sector focus                                                     >
Market and liquidity risk

Convertible securities(1)                                        >
Market, interest rate, prepayment and credit risk

Investment grade bonds (nonconvertible)                          >
Interest rate, market, call and credit risk

Companies with limited operating histories                       >
Market, liquidity and information risk

Illiquid and restricted securities                              15
Market, liquidity and transaction risk

Special situations                                               >
Market and information risk

Initial Public Offerings (IPOs)                                  >
Market, liquidity and information risk

Temporary defensive measures                                     N
Opportunity risk

Lending portfolio securities                                   33.3
Credit risk

Borrowing                                                       25F
Leverage risk

HEDGING STRATEGIES
Financial futures                                                N
Hedging, correlation, opportunity and leverage risk

Forward foreign currency contracts(2)                            Y
Hedging, credit, correlation, opportunity and leverage risk

Options (exchange-traded and over-the-counter)                   N
Hedging, credit, correlation and leverage risk

Writing (selling) covered call options                           N
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk




              Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

8

RISK AND INVESTMENT
GLOSSARY
--------------------------------------------------------------------------------

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.


CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.


CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way the Fund's manager expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.


INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.


Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.


LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract.


LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.


MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.


OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar, but settle in cash.


POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES may be taken when the Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring, by the Fund's primary custodian, of the custodial risks of using the depository.


WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party, which gives them the right but not the obligation to buy a particular security from you.



              Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

10

BUYING AND SELLING
(REDEEMING) SHARES
--------------------------------------------------------------------------------


The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in Fund shares only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds. Purchases must be made in U.S. dollars drawn on U.S. banks.

The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.


FUND SHARE PRICE


The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of its shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

Fund shares are purchased or redeemed at the share price next calculated after a purchase or redemption request is received in good order by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.

Payment for redeemed shares generally will be made within three business days following the date of the redemption request. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION


REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.



Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------




The Fund does not share, distribute or sell this information to any outside company or individual. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses the highest levels of internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds privacy policy may be changed or modified at any time.


DISTRIBUTIONS AND TAXES


The Fund generally make two kinds of distributions:


o    Capital gains from the sale of portfolio securities held by the Fund.

o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed.

The Fund intends to declare dividends representing its net investment income annually, normally in December. It is also the Fund's present policy to distribute annually all of its net realized capital gains.

All distributions are reinvested automatically in Fund shares unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on its tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.



              Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

12

ORGANIZATION OF THE
FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGER


BERGER LLC (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Fund. For the most recent fiscal year, the Fund paid Berger LLC an advisory fee of 0.87% of its average daily net assets. After waivers, the Fund paid Berger LLC an advisory fee of 0.00% Berger LLC also provides administrative services to the Fund.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM) (75 Holly Hill Lane, Greenwich, CT 06830 [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to-day management of the investment operations of the Berger IPT - International Fund.




Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


PAST PERFORMANCE OF SIMILAR FUND

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out below is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the Fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information below:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's advisor, without which performance would be lower.

o The information below does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.


AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND
SIMILAR FUND (AS OF DECEMBER 31, 2000)



                                                                        BERGER
                                                                     INTERNATIONAL
                                                       THE FUND       FUND(1)(2)
--------------------------------------------------------------------------------
1 Year                                                 (10.18)%         (10.36)%

Since Inception of the Fund (5/1/97)                     8.31%            9.34%

5 Year                                                    N/A            10.46%

10 Year                                                   N/A            11.85%

Since Inception of the Berger
International Fund (7/31/89)                              N/A            11.81%
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger International Fund had assets of approximately $38,358,000.

(2) Predecessor performance figures for the retail Berger International Fund covering periods prior to October 11, 1996, include the performance of a pool of assets advised by that Fund's investment manager for periods before that Fund began operations. This performance was adjusted to reflect the increased expenses expected in operating that Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.

PORTFOLIO TURNOVER


Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."




              Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

14

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

Berger IPT-International Fund


For a Share Outstanding Throughout the Period



                                                                             Years Ended December 31,
                                                               2000             1999             1998             1997(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $       14.63     $       11.21     $        9.79     $     10.00
------------------------------------------------------------------------------------------------------------------------------
From investment operations
      Net investment income                                       0.10              0.03              0.08            0.05
------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions           (1.59)             3.47              1.50           (0.26)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (1.49)             3.50              1.58           (0.21)
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (from net investment income)                     (0.04)            (0.08)            (0.14)             --
------------------------------------------------------------------------------------------------------------------------------
      Distributions (in excess of net realized gains
        on investments)                                             --                --             (0.02)             --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                (0.04)            (0.08)            (0.16)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $       13.10     $       14.63     $       11.21     $      9.79
------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 (10.18)%           31.24%            16.13%          (2.10)%
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period                          $   6,711,147     $   6,122,261     $   5,430,076     $ 2,705,831
------------------------------------------------------------------------------------------------------------------------------
      Net expense ratio to average net assets(3)                  1.20%             1.20%             1.20%           1.20%(4)
------------------------------------------------------------------------------------------------------------------------------
      Ratio of net investment income (loss)
         to average net assets                                    0.55%             0.51%             2.85%           0.86%(4)
------------------------------------------------------------------------------------------------------------------------------
      Gross expense ratio to average net assets                   2.14%             2.46%             2.85%           3.83%(4)
------------------------------------------------------------------------------------------------------------------------------
      Portfolio turnover rate(2)                                    35%               26%               20%             14%
------------------------------------------------------------------------------------------------------------------------------


(1) For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.


See notes to financial statements.

Berger IPT Funds o May 1, 2001 IPT - International Fund Prospectus

FOR MORE INFORMATION:

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by calling or writing either a participating insurance company or the Funds at:

Berger Funds
P.O. Box 5005
Denver, CO 80217
(800) 259-2820
bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at sec.gov.


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367


o Berger IPT - International Fund




                                                              5/01 IPTINT'L PROS